Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	30,886	$345,301
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	91,618	1,606,063
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	68,827	624,264
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	69,015	1,086,292
		3,661,920
Fixed Income — 9.2%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	38,698	277,854
PGIM Total Return Bond Fund (Class R6)	32,299	360,452
		638,306
International Equity — 38.2%
PGIM Global Real Estate Fund (Class R6)	21,704	351,815
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	62,447	635,707
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	138,394	1,678,719
		2,666,241

Total Long-Term Investments (cost $6,550,488)		6,966,467

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,864)	5,864	5,864

TOTAL INVESTMENTS 100.0% (cost $6,556,352)(wa)		6,972,331
Liabilities in excess of other assets (0.0)%		(325)

Net Assets 100.0%		$6,972,006

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds